LEASES - Maturity of finance leases (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 471	$ 475
Unearned finance income on lease receipts	(256)	(270)
Discounted unguaranteed residual value	16	15
Finance lease receivable	231	220
Less current portion	(12)	(9)
Total non-current	219	211
Less than 1 Year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	40	31
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	42	31
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	32	31
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	32	32
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	31	31
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 294	$ 319